Average Annual Total Returns - Brandes Core Plus Fixed Income Fund	A 1 Year	A 5 Year	A 10 Year	I 1 Year	I 5 Year	I 10 Year	I Return After Taxes on Distributions 1 Year	I Return After Taxes on Distributions 5 Year	I Return After Taxes on Distributions 10 Year	I Return After Taxes on Distributions and Sale of Fund Shares 1 Year	I Return After Taxes on Distributions and Sale of Fund Shares 5 Year	I Return After Taxes on Distributions and Sale of Fund Shares 10 Year	R6 1 Year	R6 5 Year	R6 10 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 10 Year
Total	2.32%	3.08%	3.15%	6.64%	4.14%	3.87%	5.52%	2.97%	2.47%	3.92%	2.66%	2.42%	7.74%	4.72%	4.19%	7.51%	4.44%	3.84%